T. ROWE PRICE Small-Cap Index Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.4%
Anterix (1) 822 28
AST SpaceMobile (1)(2) 7,342 21
ATN International  660 21
Bandwidth, Class A (1) 1,497 27
Cogent Communications Holdings  2,784 182
Consolidated Communications Holdings (1) 4,989 21
Globalstar (1) 45,954 67
IDT, Class B  977 37
Liberty Latin America, Class A (1) 2,120 15
Liberty Latin America, Class C (1) 8,735 61
Lumen Technologies (1)(2) 63,853 100
Ooma (1) 1,529 13
Shenandoah Telecommunications  3,086 54
647
Entertainment 0.4%
Atlanta Braves Holdings, Class A (1) 642 27
Atlanta Braves Holdings, Class C (1) 2,876 112
Cinemark Holdings (1) 6,942 125
Eventbrite, Class A (1) 4,939 27
IMAX (1) 2,816 45
Lions Gate Entertainment, Class A (1) 3,651 36
Lions Gate Entertainment, Class B (1) 7,644 71
Loop Media (1) 1,798 1
Madison Square Garden Entertainment (1) 2,518 99
Marcus (2) 1,553 22
Playstudios (1) 5,653 16
Reservoir Media (1)(2) 1,294 10
Sphere Entertainment (1) 1,686 83
Vivid Seats, Class A (1)(2) 4,766 29
703
Interactive Media & Services 0.6%
Bumble, Class A (1) 6,422 73
Cargurus (1) 6,057 140
Cars.com (1) 4,221 73
DHI Group (1) 2,795 7
EverQuote, Class A (1) 1,390 26
fuboTV (1)(2) 17,667 28
Grindr (1)(2) 2,577 26
MediaAlpha, Class A (1) 1,466 30
Nextdoor Holdings (1) 9,581 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Outbrain (1) 2,622 10
QuinStreet (1) 3,406 60
Shutterstock  1,564 72
System1 (1) 2,295 4
TrueCar (1) 5,745 19
Vimeo (1) 9,785 40
Yelp (1) 4,205 166
Ziff Davis (1) 2,910 183
ZipRecruiter, Class A (1) 4,296 49
1,028
Media 0.6%
Advantage Solutions (1) 5,468 24
AMC Networks, Class A (1) 1,906 23
Boston Omaha, Class A (1) 1,502 23
Cardlytics (1)(2) 2,345 34
Clear Channel Outdoor Holdings (1) 23,484 39
EchoStar, Class A (1) 7,685 109
Emerald Holding (1) 1,038 7
Entravision Communications, Class A  3,627 6
EW Scripps, Class A (1) 3,835 15
Gambling.com Group (1) 956 9
Gannett (1) 9,265 23
Gray Television  5,390 34
iHeartMedia, Class A (1) 6,537 14
Integral Ad Science Holding (1) 4,289 43
John Wiley & Sons, Class A  2,326 89
Magnite (1) 8,574 92
PubMatic, Class A (1) 2,651 63
Scholastic  1,657 62
Sinclair (2) 2,121 28
Stagwell (1) 5,302 33
TechTarget (1) 1,648 54
TEGNA  12,643 189
Thryv Holdings (1) 1,955 43
Townsquare Media, Class A  782 9
Urban One (1) 626 2
Urban One (1) 625 1
WideOpenWest (1) 3,256 12
1,080
Wireless Telecommunication Services 0.1%
Gogo (1) 4,148 36
Spok Holdings  1,119 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Telephone & Data Systems  6,249 100
154
Total Communication Services 3,612
CONSUMER DISCRETIONARY 10.7%
Automobile Components 1.2%
Adient (1) 5,813 191
American Axle & Manufacturing Holdings (1) 7,258 53
Cooper-Standard Holdings (1) 1,090 18
Dana  8,263 105
Dorman Products (1) 1,689 163
Fox Factory Holding (1) 2,694 140
Gentherm (1) 2,070 119
Goodyear Tire & Rubber (1) 17,928 246
Holley (1) 3,180 14
LCI Industries  1,572 193
Luminar Technologies (1)(2) 18,558 37
Modine Manufacturing (1) 3,272 312
Patrick Industries  1,355 162
Solid Power (1)(2) 9,828 20
Standard Motor Products  1,279 43
Stoneridge (1) 1,689 31
Visteon (1) 1,753 206
XPEL (1) 1,434 78
2,131
Automobiles 0.1%
Livewire Group (1)(2) 1,171 8
Winnebago Industries  1,793 133
Workhorse Group (1)(2) 13,385 3
144
Broadline Retail 0.1%
Big Lots (2) 1,778 8
ContextLogic, Class A (1)(2) 1,452 8
Dillard's, Class A (2) 215 102
Qurate Retail, Class B (1) 65 —
Savers Value Village (1) 1,616 31
149
Distributors 0.0%
Weyco Group  366 12
12
Diversified Consumer Services 1.1%
2U (1)(2) 4,075 2
Adtalem Global Education (1) 2,470 127
Carriage Services  859 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chegg (1) 7,231 55
Clear Secure, Class A  5,304 113
Coursera (1) 8,372 117
Duolingo (1) 1,881 415
European Wax Center, Class A (1)(2) 2,181 28
Frontdoor (1) 5,198 169
Graham Holdings, Class B  222 170
Laureate Education  8,275 121
Lincoln Educational Services (1) 1,527 16
Nerdy (1) 4,201 12
OneSpaWorld Holdings (1) 5,292 70
Perdoceo Education  4,143 73
Strategic Education  1,429 149
Stride (1) 2,716 171
Udemy (1) 5,687 63
Universal Technical Institute (1) 2,518 40
WW International (1) 3,236 6
1,940
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment (1) 3,322 39
Bally's (1) 1,886 26
Biglari Holdings, Class B (1) 49 9
BJ's Restaurants (1) 1,413 51
Bloomin' Brands  5,536 159
Bowlero, Class A (2) 1,071 15
Brinker International (1) 2,770 138
Carrols Restaurant Group  2,206 21
Century Casinos (1) 1,838 6
Cheesecake Factory  3,016 109
Chuy's Holdings (1) 1,125 38
Cracker Barrel Old Country Store (2) 1,399 102
Dave & Buster's Entertainment (1) 2,137 134
Denny's (1) 3,221 29
Dine Brands Global  1,003 47
El Pollo Loco Holdings (1) 1,793 18
Empire Resorts, EC (1)(3) 9 —
Everi Holdings (1) 5,102 51
First Watch Restaurant Group (1) 1,385 34
Full House Resorts (1) 2,029 11
Global Business Travel Group I (1) 2,206 13
Golden Entertainment  1,288 47
Hilton Grand Vacations (1) 5,023 237
Inspired Entertainment (1) 1,405 14
International Game Technology  6,859 155
Jack in the Box  1,245 85

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Krispy Kreme (2) 5,556 85
Kura Sushi USA, Class A (1) 374 43
Life Time Group Holdings (1) 2,780 43
Light & Wonder (1) 5,740 586
Lindblad Expeditions Holdings (1) 2,245 21
Monarch Casino & Resort  850 64
Mondee Holdings (1)(2) 3,063 7
Nathan's Famous  182 13
Noodles (1) 2,464 5
ONE Group Hospitality (1)(2) 1,360 8
Papa John's International  2,076 138
PlayAGS (1) 2,321 21
Portillo's, Class A (1) 2,839 40
Potbelly (1) 1,688 21
RCI Hospitality Holdings  546 32
Red Robin Gourmet Burgers (1) 954 7
Red Rock Resorts, Class A  3,048 182
Rush Street Interactive (1) 4,134 27
Sabre (1) 21,080 51
Shake Shack, Class A (1) 2,404 250
Six Flags Entertainment (1) 4,647 122
Super Group SGHC (1) 8,533 29
Sweetgreen, Class A (1) 6,192 156
Target Hospitality (1) 2,008 22
United Parks & Resorts (1) 2,297 129
Xponential Fitness, Class A (1)(2) 1,513 25
3,715
Household Durables 2.4%
Beazer Homes USA (1) 1,872 61
Cavco Industries (1) 534 213
Century Communities  1,823 176
Cricut, Class A  3,081 15
Dream Finders Homes, Class A (1)(2) 1,538 67
Ethan Allen Interiors  1,477 51
GoPro, Class A (1) 7,794 17
Green Brick Partners (1) 1,654 100
Helen of Troy (1)(2) 1,513 174
Hooker Furnishings  688 17
Hovnanian Enterprises, Class A (1) 311 49
Installed Building Products  1,507 390
iRobot (1)(2) 1,765 16
KB Home  4,337 307
Landsea Homes (1) 1,217 18
La-Z-Boy  2,751 104
Legacy Housing (1) 696 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LGI Homes (1) 1,325 154
Lovesac (1) 874 20
M/I Homes (1) 1,715 234
MDC Holdings  3,818 240
Meritage Homes  2,315 406
Purple Innovation (2) 3,083 5
Skyline Champion (1) 3,428 291
Snap One Holdings (1)(2) 1,122 10
Sonos (1) 7,822 149
Taylor Morrison Home (1) 6,586 409
Traeger (1) 2,404 6
Tri Pointe Homes (1) 6,125 237
United Homes Group (1)(2) 302 2
Vizio Holding, Class A (1) 4,838 53
VOXX International (1) 684 6
Worthington Enterprises  1,945 121
4,133
Leisure Products 0.4%
Acushnet Holdings  1,913 126
AMMO (1)(2) 5,813 16
Clarus  1,942 13
Escalade  586 8
Funko, Class A (1)(2) 2,349 15
JAKKS Pacific (1) 435 11
Johnson Outdoors, Class A  343 16
Latham Group (1) 2,282 9
Malibu Boats, Class A (1) 1,293 56
Marine Products  561 6
MasterCraft Boat Holdings (1) 1,087 26
Smith & Wesson Brands  2,894 50
Solo Brands, Class A (1) 1,131 2
Sturm Ruger  1,111 51
Topgolf Callaway Brands (1) 9,090 147
Vista Outdoor (1) 3,649 120
672
Specialty Retail 2.7%
1-800-Flowers.com, Class A (1) 1,675 18
Aaron's  2,040 15
Abercrombie & Fitch, Class A (1) 3,104 389
Academy Sports & Outdoors  4,602 311
American Eagle Outfitters  11,627 300
America's Car-Mart (1) 376 24
Arko  5,069 29
Asbury Automotive Group (1) 1,318 311
BARK (1)(2) 8,674 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Beyond (1) 2,858 103
Big 5 Sporting Goods (2) 1,471 5
Boot Barn Holdings (1) 1,928 183
Buckle  1,938 78
Build-A-Bear Workshop  854 26
Caleres  2,154 88
Camping World Holdings, Class A  2,653 74
CarParts.com (1) 3,003 5
Carvana (1) 6,552 576
Cato, Class A  1,148 7
Children's Place (1) 717 8
Designer Brands, Class A  2,735 30
Destination XL Group (1) 3,573 13
Duluth Holdings, Class B (1) 769 4
Envela (1) 372 2
EVgo (1)(2) 6,661 17
Foot Locker  5,186 148
Genesco (1) 684 19
Group 1 Automotive  870 254
GrowGeneration (1) 3,581 10
Guess?  1,816 57
Haverty Furniture  914 31
Hibbett  733 56
J Jill (1) 280 9
Lands' End (1) 984 11
Lazydays Holdings (1) 794 3
Leslie's (1) 11,264 73
MarineMax (1) 1,388 46
Monro  1,930 61
National Vision Holdings (1) 4,905 109
ODP (1) 2,014 107
OneWater Marine, Class A (1) 727 20
PetMed Express (2) 1,254 6
Rent the Runway, Class A (1)(2) 2,348 1
Revolve Group (1)(2) 2,544 54
Sally Beauty Holdings (1) 6,804 85
Shoe Carnival  1,133 42
Signet Jewelers  2,780 278
Sleep Number (1) 1,370 22
Sonic Automotive, Class A  932 53
Sportsman's Warehouse Holdings (1) 2,205 7
Stitch Fix, Class A (1) 5,402 14
ThredUp, Class A (1) 4,608 9
Tile Shop Holdings (1) 1,866 13
Tilly's, Class A (1) 1,310 9
Torrid Holdings (1)(2) 655 3

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Upbound Group  3,379 119
Urban Outfitters (1) 4,087 177
Warby Parker, Class A (1) 5,461 74
Winmark  181 65
Zumiez (1) 1,026 16
4,688
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Class A (1)(2) 5,360 4
Figs, Class A (1) 7,950 40
Fossil Group (1)(2) 2,213 2
G-III Apparel Group (1) 2,622 76
Hanesbrands (1)(2) 22,230 129
Kontoor Brands  3,581 216
Movado Group  979 27
Oxford Industries  945 106
Rocky Brands  427 12
Steven Madden  4,696 198
Vera Bradley (1) 1,545 10
Wolverine World Wide  4,972 56
876
Total Consumer Discretionary 18,460
CONSUMER STAPLES 3.3%
Beverages 0.4%
Coca-Cola Consolidated  304 257
Duckhorn Portfolio (1) 3,403 32
MGP Ingredients (2) 1,005 87
National Beverage (1) 1,503 71
Primo Water  10,020 183
Vita Coco (1)(2) 2,391 58
Zevia PBC, Class A (1)(2) 1,229 1
689
Consumer Staples Distribution & Retail 0.6%
Andersons  2,033 117
Chefs' Warehouse (1) 2,232 84
HF Foods Group (1) 2,819 10
Ingles Markets, Class A  902 69
Natural Grocers by Vitamin Cottage  559 10
PriceSmart  1,616 136
SpartanNash  2,195 44
Sprouts Farmers Market (1) 6,476 418
United Natural Foods (1) 3,769 43
Village Super Market, Class A  535 15
Weis Markets  1,045 67
1,013

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 0.9%
Alico  462 14
B&G Foods  4,939 57
Benson Hill (1)(2) 8,931 2
Beyond Meat (1)(2) 3,700 31
BRC, Class A (1)(2) 2,649 11
Calavo Growers  1,081 30
Cal-Maine Foods  2,632 155
Dole  4,544 54
Forafric Global (1) 365 4
Fresh Del Monte Produce  2,163 56
Hain Celestial Group (1) 5,684 45
J & J Snack Foods  951 138
John B. Sanfilippo & Son  570 60
Lancaster Colony  1,243 258
Limoneira  1,138 22
Mission Produce (1) 3,086 37
Seneca Foods, Class A (1) 307 17
Simply Good Foods (1) 5,771 196
SunOpta (1) 5,962 41
TreeHouse Foods (1) 3,206 125
Utz Brands  4,565 84
Vital Farms (1) 1,977 46
Westrock Coffee (1) 1,779 18
1,501
Household Products 0.3%
Central Garden & Pet (1) 613 26
Central Garden & Pet, Class A (1) 3,260 120
Energizer Holdings  4,526 133
Oil-Dri  305 23
WD-40  864 219
521
Personal Care Products 1.0%
Beauty Health (1)(2) 5,365 24
BellRing Brands (1) 8,383 495
Edgewell Personal Care  3,147 122
elf Beauty (1) 3,427 672
Herbalife (1) 6,277 63
Inter Parfums  1,177 165
Medifast  681 26
Nature's Sunshine Products (1) 838 17
Nu Skin Enterprises, Class A  3,172 44
USANA Health Sciences (1) 708 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waldencast, Class A (1) 1,756 12
1,674
Tobacco 0.1%
Ispire Technology (1) 1,101 7
Turning Point Brands  1,092 32
Universal  1,529 79
Vector Group  9,210 101
219
Total Consumer Staples 5,617
ENERGY 7.1%
Energy Equipment & Services 2.5%
Archrock  8,908 175
Atlas Energy Solutions (2) 1,138 26
Borr Drilling (2) 13,928 95
Bristow Group (1) 1,494 41
Cactus, Class A  4,174 209
ChampionX  12,446 447
Core Laboratories  2,981 51
Diamond Offshore Drilling (1) 6,451 88
DMC Global (1) 1,251 24
Dril-Quip (1) 2,126 48
Expro Group Holdings (1) 5,656 113
Forum Energy Technologies (1) 628 12
Helix Energy Solutions Group (1) 9,120 99
Helmerich & Payne  6,198 261
KLX Energy Services Holdings (1)(2) 782 6
Kodiak Gas Services  1,019 28
Liberty Energy  10,465 217
Mammoth Energy Services (1) 1,558 6
Nabors Industries (1) 582 50
Newpark Resources (1) 4,849 35
Noble  7,162 347
Oceaneering International (1) 6,347 148
Oil States International (1) 4,037 25
Patterson-UTI Energy  22,504 269
ProFrac Holding, Class A (1) 1,652 14
ProPetro Holding (1) 6,070 49
Ranger Energy Services  894 10
RPC  5,393 42
SEACOR Marine Holdings (1) 1,517 21
Seadrill (1) 2,959 149
Select Water Solutions  5,166 48
Solaris Oilfield Infrastructure, Class A  1,882 16
TETRA Technologies (1) 7,823 35

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tidewater (1) 2,955 272
U.S. Silica Holdings (1) 4,785 59
Valaris (1) 3,787 285
Weatherford International (1) 4,523 522
4,342
Oil, Gas & Consumable Fuels 4.6%
Amplify Energy (1) 2,190 15
Ardmore Shipping  2,614 43
Berry  4,803 39
California Resources  4,436 244
Centrus Energy, Class A (1) 784 33
Chord Energy  2,660 474
Civitas Resources  5,141 390
Clean Energy Fuels (1) 10,594 28
CNX Resources (1) 9,976 237
Comstock Resources (2) 5,844 54
CONSOL Energy  1,959 164
Crescent Energy, Class A  4,897 58
CVR Energy  1,882 67
Delek U.S. Holdings  4,008 123
DHT Holdings  8,586 99
Dorian LPG  2,187 84
Empire Petroleum (1)(2) 738 4
Empire Petroleum, Rights, 4/10/24 (1)(2) 738 —
Encore Energy (1) 10,397 46
Energy Fuels (1)(2) 10,177 64
Equitrans Midstream  27,783 347
Evolution Petroleum  2,012 12
Excelerate Energy, Class A  1,116 18
FLEX LNG  1,894 48
FutureFuel  1,591 13
Gevo (1)(2) 14,912 11
Golar LNG  6,254 150
Granite Ridge Resources  2,073 13
Green Plains (1) 3,742 87
Gulfport Energy (1) 690 111
Hallador Energy (1) 1,463 8
HighPeak Energy  781 12
International Seaways  2,565 136
Kinetik Holdings  2,311 92
Kosmos Energy (1) 29,254 174
Magnolia Oil & Gas, Class A  11,253 292
Matador Resources  7,199 481
Murphy Oil  9,241 422
NACCO Industries, Class A  275 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NextDecade (1) 4,988 28
Nordic American Tankers  13,038 51
Northern Oil & Gas  5,605 222
Overseas Shipholding Group, Class A  3,704 24
Par Pacific Holdings (1) 3,490 129
PBF Energy, Class A  7,013 404
Peabody Energy  7,232 175
Permian Resources  28,978 512
PrimeEnergy Resources (1) 49 5
REX American Resources (1) 978 57
Riley Exploration Permian  563 19
Ring Energy (1)(2) 7,743 15
SandRidge Energy  2,037 30
Scorpio Tankers  3,041 218
SFL  7,295 96
SilverBow Resources (1) 1,481 51
Sitio Royalties, Class A  5,192 128
SM Energy  7,367 367
Talos Energy (1) 8,811 123
Teekay (1) 3,935 29
Teekay Tankers, Class A  1,515 89
Tellurian (1)(2) 37,251 25
Uranium Energy (1) 24,557 166
VAALCO Energy  6,734 47
Verde Clean Fuels (1) 210 1
Vertex Energy (1)(2) 3,865 5
Vital Energy (1) 1,480 78
Vitesse Energy  1,561 37
W&T Offshore (2) 6,035 16
World Kinect  3,787 100
7,948
Total Energy 12,290
FINANCIALS 15.6%
Banks 8.3%
1st Source  1,065 56
ACNB  535 20
Amalgamated Financial  1,130 27
Amerant Bancorp  1,610 37
American National Bankshares  657 31
Ameris Bancorp  4,218 204
Ames National  535 11
Arrow Financial  951 24
Associated Banc-Corp  9,624 207
Atlantic Union Bankshares  4,814 170
Axos Financial (1) 3,480 188

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Banc of California  8,689 132
BancFirst  1,391 122
Bancorp (1) 3,247 109
Bank First (2) 594 51
Bank of Hawaii  2,477 155
Bank of Marin Bancorp  1,013 17
Bank of NT Butterfield & Son  3,065 98
Bank7  247 7
BankUnited  4,699 132
Bankwell Financial Group  384 10
Banner  2,170 104
Bar Harbor Bankshares  956 25
BayCom  662 14
BCB Bancorp  971 10
Berkshire Hills Bancorp  2,761 63
Blue Foundry Bancorp (1) 1,068 10
Blue Ridge Bankshares (2) 938 3
Bridgewater Bancshares (1) 1,245 14
Brookline Bancorp  5,548 55
Burke & Herbert Financial Services (2) 426 24
Business First Bancshares  1,497 33
Byline Bancorp  1,580 34
C&F Financial  191 9
Cadence Bank  11,592 336
Cambridge Bancorp  476 32
Camden National  912 31
Capital Bancorp  616 13
Capital City Bank Group  816 23
Capitol Federal Financial  7,935 47
Capstar Financial Holdings  1,187 24
Carter Bankshares (1) 1,397 18
Cathay General Bancorp  4,456 169
Central Pacific Financial  1,659 33
Central Valley Community Bancorp  683 14
Chemung Financial  218 9
ChoiceOne Financial Services (2) 432 12
Citizens & Northern  962 18
Citizens Financial Services  247 12
City Holding  938 98
Civista Bancshares  982 15
CNB Financial  1,312 27
Coastal Financial (1) 692 27
Codorus Valley Bancorp  634 14
Colony Bankcorp  1,029 12
Columbia Financial (1) 1,898 33
Community Bank System  3,364 162

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Community Trust Bancorp  968 41
ConnectOne Bancorp  2,304 45
CrossFirst Bankshares (1) 2,817 39
Customers Bancorp (1) 1,814 96
CVB Financial  8,405 150
Dime Community Bancshares  2,178 42
Eagle Bancorp  1,876 44
Eastern Bankshares  9,790 135
Enterprise Bancorp  624 16
Enterprise Financial Services  2,301 93
Equity Bancshares, Class A  915 31
Esquire Financial Holdings  432 21
ESSA Bancorp  541 10
Evans Bancorp  321 10
Farmers & Merchants Bancorp  835 19
Farmers National Banc  2,275 30
FB Financial  2,251 85
Fidelity D&D Bancorp  302 15
Financial Institutions  944 18
First Bancorp  622 15
First Bancorp North Carolina  2,524 91
First BanCorp Puerto Rico  10,618 186
First Bancshares  1,951 51
First Bank New Jersey  1,365 19
First Busey  3,294 79
First Business Financial Services  506 19
First Commonwealth Financial  6,449 90
First Community  454 8
First Community Bankshares  1,095 38
First Financial  732 28
First Financial Bancorp  5,951 133
First Financial Bankshares  8,298 272
First Foundation  3,276 25
First Interstate BancSystem, Class A  5,219 142
First Merchants  3,734 130
First Mid Bancshares  1,390 45
First of Long Island  1,354 15
First Western Financial (1) 480 7
Five Star Bancorp  805 18
Flushing Financial  1,740 22
FS Bancorp  429 15
Fulton Financial  10,153 161
FVCBankcorp (1) 996 12
German American Bancorp  1,782 62
Glacier Bancorp  7,099 286
Great Southern Bancorp  565 31

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Greene County Bancorp  440 13
Guaranty Bancshares  529 16
Hancock Whitney  5,526 254
Hanmi Financial  1,944 31
HarborOne Bancorp  2,579 27
HBT Financial  856 16
Heartland Financial USA  2,680 94
Heritage Commerce  3,700 32
Heritage Financial  2,194 43
Hilltop Holdings  2,960 93
Hingham Institution For Savings  94 16
Home Bancorp  462 18
Home BancShares  12,016 295
HomeStreet  1,147 17
HomeTrust Bancshares  941 26
Hope Bancorp  7,320 84
Horizon Bancorp  2,692 35
Independent Bank, (MA)  2,791 145
Independent Bank, (MI)  1,262 32
Independent Bank Group  2,293 105
International Bancshares  3,416 192
John Marshall Bancorp  805 14
Kearny Financial  3,357 22
Lakeland Bancorp  4,032 49
Lakeland Financial  1,568 104
LCNB  767 12
Live Oak Bancshares  2,143 89
Macatawa Bank  1,665 16
MainStreet Bancshares  419 8
Mercantile Bank  983 38
Metrocity Bankshares  1,167 29
Metropolitan Bank Holding (1) 664 26
Mid Penn Bancorp  913 18
Middlefield Banc (2) 509 12
Midland States Bancorp  1,326 33
MidWestOne Financial Group  912 21
MVB Financial  731 16
National Bank Holdings, Class A  2,335 84
National Bankshares  346 12
NBT Bancorp  2,903 106
Nicolet Bankshares  831 71
Northeast Bank  430 24
Northeast Community Bancorp  758 12
Northfield Bancorp  2,452 24
Northrim BanCorp  346 17
Northwest Bancshares  8,077 94

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Norwood Financial  471 13
Oak Valley Bancorp  396 10
OceanFirst Financial  3,679 60
OFG Bancorp  2,915 107
Old National Bancorp  18,639 325
Old Second Bancorp  2,703 37
Orange County Bancorp (2) 329 15
Origin Bancorp  1,854 58
Orrstown Financial Services  658 18
Pacific Premier Bancorp  5,994 144
Park National  905 123
Parke Bancorp  672 12
Pathward Financial  1,653 83
PCB Bancorp  708 12
Peapack-Gladstone Financial  1,078 26
Penns Woods Bancorp  421 8
Peoples Bancorp  2,215 66
Peoples Financial Services  417 18
Pioneer Bancorp (1) 715 7
Plumas Bancorp  354 13
Preferred Bank  806 62
Premier Financial  2,202 45
Primis Financial  1,305 16
Princeton Bancorp  314 10
Provident Financial Services  4,659 68
QCR Holdings  1,041 63
RBB Bancorp  1,055 19
Red River Bancshares  290 14
Renasant  3,486 109
Republic Bancorp, Class A  543 28
S&T Bancorp  2,419 78
Sandy Spring Bancorp  2,784 65
Seacoast Banking  5,321 135
ServisFirst Bancshares  3,245 215
Shore Bancshares  1,909 22
Sierra Bancorp  867 18
Simmons First National, Class A  7,841 153
SmartFinancial  982 21
South Plains Financial  743 20
Southern First Bancshares (1) 459 15
Southern Missouri Bancorp  606 26
Southern States Bancshares  492 13
Southside Bancshares  1,825 53
SouthState  4,840 412
Stellar Bancorp  3,088 75
Sterling Bancorp (1) 1,239 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stock Yards Bancorp  1,721 84
Summit Financial Group  718 19
Texas Capital Bancshares (1) 3,026 186
Third Coast Bancshares (1) 865 17
Timberland Bancorp  481 13
Tompkins Financial  867 44
Towne Bank  4,432 124
TriCo Bancshares  1,971 72
Triumph Financial (1) 1,407 112
TrustCo Bank  1,161 33
Trustmark  3,843 108
UMB Financial  2,820 245
United Bankshares  8,327 298
United Community Banks  7,401 195
Unity Bancorp  435 12
Univest Financial  1,806 38
USCB Financial Holdings  692 8
Valley National Bancorp  27,502 219
Veritex Holdings  3,331 68
Virginia National Bankshares  292 9
WaFd  4,289 125
Washington Trust Bancorp  1,080 29
WesBanco  3,655 109
West BanCorp  1,022 18
Westamerica BanCorp  1,642 80
WSFS Financial  3,869 175
14,216
Capital Markets 1.4%
AlTi Global (1)(2) 1,532 9
Artisan Partners Asset Management, Class A  3,936 180
AssetMark Financial Holdings (1) 1,374 49
B. Riley Financial (2) 1,308 28
Bakkt Holdings (1)(2) 3,910 2
BGC Group, Class A  22,931 178
Brightsphere Investment Group  2,071 47
Cohen & Steers  1,642 126
Diamond Hill Investment Group  172 27
Donnelley Financial Solutions (1) 1,562 97
Forge Global Holdings (1) 7,108 14
GCM Grosvenor, Class A  2,721 26
Hamilton Lane, Class A  2,327 262
MarketWise  1,695 3
Moelis, Class A  4,253 242
Open Lending (1) 6,202 39
P10, Class A (2) 2,797 24

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Patria Investments, Class A  3,522 52
Perella Weinberg Partners  2,620 37
Piper Sandler  1,105 219
PJT Partners, Class A  1,498 141
Silvercrest Asset Management Group, Class A  607 10
StepStone Group, Class A  3,475 124
StoneX Group (1) 1,725 121
Value Line  33 1
Victory Capital Holdings, Class A  1,700 72
Virtus Investment Partners  432 107
WisdomTree  8,751 80
2,317
Consumer Finance 0.7%
Atlanticus Holdings (1) 279 8
Bread Financial Holdings  3,138 117
Consumer Portfolio Services (1) 441 3
Encore Capital Group (1) 1,475 67
Enova International (1) 1,790 112
FirstCash Holdings  2,397 306
Green Dot, Class A (1) 2,968 28
LendingClub (1) 6,898 61
LendingTree (1) 681 29
Navient  5,320 92
Nelnet, Class A  818 77
NerdWallet, Class A (1) 2,153 32
OppFi (1) 515 1
PRA Group (1) 2,452 64
PROG Holdings  2,807 97
Regional Management  507 12
Upstart Holdings (1) 4,708 127
World Acceptance (1) 253 37
1,270
Financial Services 2.4%
Acacia Research (1)(2) 2,343 13
Alerus Financial  1,107 24
A-Mark Precious Metals (2) 1,187 36
AvidXchange Holdings (1) 9,612 126
Banco Latinoamericano de Comercio Exterior, Class E  1,797 53
Cannae Holdings (1) 4,247 95
Cantaloupe (1) 3,671 24
Cass Information Systems  860 41
Compass Diversified Holdings (2) 4,004 96
Enact Holdings  1,856 58
Essent Group  6,663 397
EVERTEC  4,189 167

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Agricultural Mortgage, Class C  576 113
Finance of America, Class A (1) 2,796 2
Flywire (1) 6,809 169
I3 Verticals, Class A (1) 1,452 33
International Money Express (1) 2,006 46
Jackson Financial, Class A  5,078 336
Marqeta, Class A (1) 30,204 180
Merchants Bancorp  1,028 44
Mr Cooper Group (1) 4,103 320
NewtekOne  1,500 17
NMI Holdings, Class A (1) 5,109 165
Ocwen Financial (1) 380 10
Pagseguro Digital, Class A (1) 12,623 180
Payoneer Global (1) 16,807 82
Paysafe (1) 2,073 33
Paysign (1) 2,168 8
PennyMac Financial Services  1,637 149
Priority Technology Holdings (1) 1,213 4
Radian Group  9,774 327
Remitly Global (1) 8,606 179
Repay Holdings (1) 5,266 58
Security National Financial, Class A (1) 776 6
StoneCo, Class A (1) 18,517 308
SWK Holdings (1)(2) 287 5
Velocity Financial (1) 614 11
Walker & Dunlop  2,022 204
Waterstone Financial  1,123 14
4,133
Insurance 1.8%
Ambac Financial Group (1) 2,833 44
American Coastal Insurance, Class C (1) 1,215 13
American Equity Investment Life Holding (1) 5,003 281
AMERISAFE  1,204 60
BRP Group, Class A (1) 3,814 110
CNO Financial Group  7,121 196
Crawford, Class A  951 9
Donegal Group, Class A  934 13
eHealth (1) 1,678 10
Employers Holdings  1,627 74
Enstar Group (1) 760 236
F&G Annuities & Life  1,192 48
Fidelis Insurance Holdings  3,842 75
Genworth Financial, Class A (1) 28,822 185
GoHealth, Class A (1) 194 2
Goosehead Insurance, Class A (1) 1,361 91

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Greenlight Capital Re, Class A (1) 1,658 21
Hamilton Insurance Group, Class B (1) 1,053 15
HCI Group  464 54
Hippo Holdings (1) 656 12
Horace Mann Educators  2,605 96
Investors Title  83 14
James River Group Holdings  2,267 21
Kingsway Financial Services (1) 673 6
Lemonade (1)(2) 3,221 53
Maiden Holdings (1) 5,630 13
MBIA  2,882 19
Mercury General  1,699 88
National Western Life Group, Class A  143 70
NI Holdings (1) 507 8
Oscar Health, Class A (1) 10,193 152
Palomar Holdings (1) 1,543 129
ProAssurance  3,248 42
Safety Insurance Group  911 75
Selective Insurance Group  3,827 418
Selectquote (1) 8,798 18
SiriusPoint (1) 4,520 57
Skyward Specialty Insurance Group (1) 1,889 71
Stewart Information Services  1,690 110
Tiptree  1,475 25
Trupanion (1)(2) 2,510 69
United Fire Group  1,342 29
Universal Insurance Holdings  1,566 32
3,164
Mortgage Real Estate Investment Trusts 1.0%
AFC Gamma, REIT  1,113 14
Angel Oak Mortgage REIT, REIT  792 9
Apollo Commercial Real Estate Finance, REIT  8,997 100
Arbor Realty Trust, REIT (2) 11,628 154
Ares Commercial Real Estate, REIT (2) 3,259 24
ARMOUR Residential REIT, REIT  3,105 61
Blackstone Mortgage Trust, Class A, REIT (2) 10,975 219
BrightSpire Capital, REIT  8,184 56
Chicago Atlantic Real Estate Finance, REIT (2) 1,053 17
Chimera Investment, REIT  14,439 67
Claros Mortgage Trust  5,766 56
Dynex Capital, REIT  3,657 46
Ellington Financial, REIT (2) 4,775 56
Franklin BSP Realty Trust, REIT  5,275 70
Granite Point Mortgage Trust, REIT  3,293 16
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 6,951 197

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco Mortgage Capital, REIT (2) 3,121 30
KKR Real Estate Finance Trust, REIT  3,673 37
Ladder Capital, REIT  7,183 80
MFA Financial, REIT  6,489 74
New York Mortgage Trust, REIT  5,663 41
Nexpoint Real Estate Finance, REIT  543 8
Orchid Island Capital, REIT (2) 3,294 29
PennyMac Mortgage Investment Trust, REIT  5,512 81
Ready Capital, REIT  10,152 93
Redwood Trust, REIT  5,343 34
TPG RE Finance Trust, REIT  4,403 34
Two Harbors Investment, REIT  6,582 87
1,790
Total Financials 26,890
HEALTH CARE 15.3%
Biotechnology 7.9%
2seventy bio (1)(2) 3,122 17
4D Molecular Therapeutics (1) 2,575 82
89bio (1)(2) 5,016 58
Aadi Bioscience (1) 902 2
ACADIA Pharmaceuticals (1) 7,743 143
ACELYRIN (1) 4,624 31
Acrivon Therapeutics (1)(2) 832 6
Actinium Pharmaceuticals (1)(2) 1,799 14
Adicet Bio (1)(2) 3,522 8
ADMA Biologics (1) 13,508 89
Aduro Biotech, CVR (1)(3) 35 —
Aerovate Therapeutics (1) 719 21
Agenus (1) 24,665 14
Agios Pharmaceuticals (1) 3,506 103
Akero Therapeutics (1) 3,896 98
Aldeyra Therapeutics (1) 2,976 10
Alector (1) 4,618 28
Alkermes (1) 10,550 286
Allakos (1) 4,042 5
Allogene Therapeutics (1)(2) 6,034 27
Allovir (1) 2,887 2
Alpine Immune Sciences (1) 2,436 97
Altimmune (1) 3,433 35
ALX Oncology Holdings (1)(2) 1,754 20
Amicus Therapeutics (1) 18,347 216
AnaptysBio (1) 1,196 27
Anavex Life Sciences (1)(2) 4,534 23
Anika Therapeutics (1) 937 24
Annexon (1) 4,308 31

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apogee Therapeutics (1) 2,617 174
Arbutus Biopharma (1)(2) 7,934 20
Arcellx (1) 2,455 171
Arcturus Therapeutics Holdings (1) 1,481 50
Arcus Biosciences (1) 3,395 64
Arcutis Biotherapeutics (1)(2) 5,021 50
Ardelyx (1) 14,552 106
ArriVent Biopharma (1) 620 11
Arrowhead Pharmaceuticals (1) 7,394 211
ARS Pharmaceuticals (1)(2) 1,516 16
Astria Therapeutics (1) 3,168 45
Atara Biotherapeutics (1)(2) 7,204 5
Aura Biosciences (1) 2,294 18
Aurinia Pharmaceuticals (1) 8,773 44
Avid Bioservices (1) 4,012 27
Avidity Biosciences (1) 4,683 120
Avita Medical (1) 1,628 26
Beam Therapeutics (1)(2) 4,718 156
BioAtla (1) 3,281 11
BioCryst Pharmaceuticals (1) 12,029 61
Biohaven (1) 4,353 238
Biomea Fusion (1)(2) 1,237 19
BioVie (1) 162 —
Bioxcel Therapeutics (1) 1,430 4
Bluebird Bio (1)(2) 12,320 16
Blueprint Medicines (1) 3,876 368
Bridgebio Pharma (1) 7,375 228
Cabaletta Bio (1) 2,139 37
CareDx (1) 3,239 34
Cargo Therapeutics (1) 1,357 30
Caribou Biosciences (1) 5,095 26
Carisma Therapeutics (1)(2) 1,809 4
Cartesian Therapeutics (1)(2) 5,723 4
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 —
Catalyst Pharmaceuticals (1) 7,052 112
Celcuity (1)(2) 1,171 25
Celldex Therapeutics (1) 3,931 165
Century Therapeutics (1) 1,338 6
Cerevel Therapeutics Holdings (1)(2) 4,528 191
CG oncology (1) 1,468 64
Chinook Therapeutics, CVR (1)(3) 2,945 4
Cogent Biosciences (1) 5,263 35
Coherus Biosciences (1)(2) 6,769 16
Compass Therapeutics (1) 5,920 12
Crinetics Pharmaceuticals (1) 4,174 195
Cue Biopharma (1)(2) 2,354 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cullinan Oncology (1) 1,651 28
Cytokinetics (1) 6,068 425
Day One Biopharmaceuticals (1) 3,977 66
Deciphera Pharmaceuticals (1) 3,450 54
Denali Therapeutics (1) 7,562 155
Design Therapeutics (1) 2,333 9
Disc Medicine (1) 601 37
Dynavax Technologies (1) 8,208 102
Dyne Therapeutics (1) 3,744 106
Eagle Pharmaceuticals (1) 706 4
Editas Medicine (1) 5,145 38
Emergent BioSolutions (1) 3,235 8
Enanta Pharmaceuticals (1) 1,302 23
Entrada Therapeutics (1) 1,303 18
Erasca (1) 4,922 10
Fate Therapeutics (1) 5,443 40
Fennec Pharmaceuticals (1) 1,089 12
FibroGen (1) 5,614 13
Foghorn Therapeutics (1) 1,335 9
Genelux (1) 1,144 7
Generation Bio (1) 2,946 12
Geron (1) 32,434 107
Gritstone bio (1)(2) 5,829 15
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 8,254 336
Heron Therapeutics (1)(2) 6,545 18
HilleVax (1) 1,636 27
Humacyte (1) 3,964 12
Ideaya Biosciences (1) 4,161 183
IGM Biosciences (1)(2) 950 9
Immuneering, Class A (1) 1,186 3
ImmunityBio (1)(2) 8,578 46
Immunovant (1)(2) 3,405 110
Inhibrx (1) 2,177 76
Inozyme Pharma (1)(2) 2,916 22
Insmed (1) 8,796 239
Intellia Therapeutics (1) 5,717 157
Iovance Biotherapeutics (1) 15,002 222
Ironwood Pharmaceuticals (1) 8,785 77
iTeos Therapeutics (1) 1,639 22
Janux Therapeutics (1) 1,100 41
KalVista Pharmaceuticals (1) 2,002 24
Karyopharm Therapeutics (1)(2) 6,971 11
Keros Therapeutics (1) 1,626 108
Kezar Life Sciences (1) 4,963 4
Kiniksa Pharmaceuticals, Class A (1) 2,022 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kodiak Sciences (1) 2,130 11
Krystal Biotech (1) 1,375 245
Kura Oncology (1) 4,469 95
Kymera Therapeutics (1) 2,582 104
Larimar Therapeutics (1) 1,731 13
LENZ Therapeutics  265 6
Lexeo Therapeutics (1) 647 10
Lexicon Pharmaceuticals (1) 5,697 14
Lineage Cell Therapeutics (1)(2) 8,374 12
Lyell Immunopharma (1)(2) 11,054 25
MacroGenics (1) 3,861 57
Madrigal Pharmaceuticals (1) 941 251
MannKind (1) 16,533 75
MeiraGTx Holdings (1) 2,017 12
Merrimack Pharmaceuticals (1) 646 10
Mersana Therapeutics (1) 6,896 31
MiMedx Group (1) 7,284 56
Mineralys Therapeutics (1) 1,201 16
Mirum Pharmaceuticals (1)(2) 1,546 39
Monte Rosa Therapeutics (1)(2) 2,072 15
Morphic Holding (1) 2,416 85
Mural Oncology (1) 941 5
Myriad Genetics (1) 5,550 118
Nkarta (1) 1,894 20
Novavax (1)(2) 7,213 35
Nurix Therapeutics (1)(2) 2,960 44
Nuvalent, Class A (1) 1,677 126
Nuvectis Pharma (1)(2) 447 4
Ocean Biomedical (1)(2) 425 2
Olema Pharmaceuticals (1) 1,721 20
Omega Therapeutics (1)(2) 1,500 6
Organogenesis Holdings (1) 4,547 13
ORIC Pharmaceuticals (1) 2,484 34
Outlook Therapeutics (1)(2) 610 7
Ovid therapeutics (1) 3,876 12
PDS Biotechnology (1)(2) 1,731 7
PepGen (1) 656 10
PMV Pharmaceuticals (1) 2,776 5
Poseida Therapeutics (1) 4,172 13
Precigen (1)(2) 8,587 12
Prelude Therapeutics (1) 1,020 5
Prime Medicine (1) 2,541 18
ProKidney (1)(2) 2,365 4
Protagonist Therapeutics (1) 3,616 105
Protalix BioTherapeutics (1) 3,813 5
Prothena (1) 2,675 66

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PTC Therapeutics (1) 4,548 132
Rallybio (1) 1,503 3
RAPT Therapeutics (1) 1,901 17
Recursion Pharmaceuticals, Class A (1)(2) 8,822 88
REGENXBIO (1) 2,594 55
Relay Therapeutics (1) 6,017 50
Reneo Pharmaceuticals (1) 759 1
Replimune Group (1) 3,155 26
REVOLUTION Medicines (1) 8,871 286
Rhythm Pharmaceuticals (1) 3,378 146
Rigel Pharmaceuticals (1) 10,832 16
Rocket Pharmaceuticals (1) 3,960 107
Sage Therapeutics (1) 3,352 63
Sagimet Biosciences, Class A (1) 1,528 8
Sana Biotechnology (1)(2) 6,090 61
Sangamo Therapeutics (1) 10,004 7
Savara (1) 5,768 29
Scholar Rock Holding (1) 3,659 65
Seres Therapeutics (1)(2) 5,366 4
SpringWorks Therapeutics (1) 4,329 213
Stoke Therapeutics (1)(2) 1,698 23
Summit Therapeutics (1)(2) 7,226 30
Sutro Biopharma (1) 3,752 21
Syndax Pharmaceuticals (1) 4,987 119
Tango Therapeutics (1) 2,784 22
Tenaya Therapeutics (1) 2,860 15
TG Therapeutics (1) 8,753 133
Tobira Therapeutics, CVR (1)(3) 25 —
Travere Therapeutics (1) 4,534 35
Turnstone Biologics (1)(2) 1,077 3
Twist Bioscience (1) 3,651 125
Tyra Biosciences (1) 854 14
UroGen Pharma (1)(2) 1,792 27
Vanda Pharmaceuticals (1) 3,647 15
Vaxcyte (1) 6,740 460
Vaxxinity, Class A (1) 2,104 2
Vera Therapeutics (1) 2,538 109
Veracyte (1) 4,595 102
Vericel (1) 3,006 156
Verve Therapeutics (1) 4,181 56
Vigil Neuroscience (1) 791 3
Viking Therapeutics (1) 6,502 533
Vir Biotechnology (1) 5,402 55
Viridian Therapeutics (1) 3,157 55
Vor BioPharma (1) 2,576 6
Voyager Therapeutics (1) 2,518 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
X4 Pharmaceuticals (1)(2) 7,572 11
Xencor (1) 3,675 81
XOMA (1) 448 11
Y-mAbs Therapeutics (1) 2,342 38
Zentalis Pharmaceuticals (1) 3,698 58
Zura Bio (1)(2) 1,181 3
Zymeworks (1) 3,558 37
13,461
Health Care Equipment & Supplies 2.6%
Accuray (1) 5,982 15
Alphatec Holdings (1) 5,846 81
AngioDynamics (1) 2,477 14
Artivion (1) 2,460 52
AtriCure (1) 2,951 90
Atrion  86 40
Avanos Medical (1) 2,938 58
Axogen (1) 2,634 21
Axonics (1) 3,167 218
Beyond Air (1) 2,126 4
Butterfly Network (1)(2) 8,728 9
Cerus (1) 11,452 22
ClearPoint Neuro (1) 1,415 10
CONMED  1,936 155
Cutera (1)(2) 1,023 1
CVRx (1) 671 12
Embecta  3,617 48
Glaukos (1) 3,018 285
Haemonetics (1) 3,191 272
Inari Medical (1) 3,429 164
Inmode (1) 4,890 106
Inogen (1) 1,421 11
Integer Holdings (1) 2,114 247
iRadimed  460 20
iRhythm Technologies (1) 1,954 227
KORU Medical Systems (1) 2,310 5
Lantheus Holdings (1) 4,329 269
LeMaitre Vascular  1,252 83
LivaNova (1) 3,448 193
Merit Medical Systems (1) 3,617 274
Neogen (1)(2) 13,876 219
Nevro (1) 2,348 34
Omnicell (1) 2,849 83
OraSure Technologies (1) 4,597 28
Orchestra BioMed Holdings (1) 863 5
Orthofix Medical (1) 2,242 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OrthoPediatrics (1) 1,014 30
Outset Medical (1)(2) 2,997 7
Paragon 28 (1) 2,806 35
PROCEPT BioRobotics (1)(2) 2,547 126
Pulmonx (1) 2,386 22
Pulse Biosciences (1)(2) 1,025 9
RxSight (1) 1,801 93
Sanara Medtech (1) 237 9
Semler Scientific (1) 275 8
SI-BONE (1) 2,530 41
Sight Sciences (1) 1,434 8
Silk Road Medical (1) 2,486 46
STAAR Surgical (1) 3,108 119
Surmodics (1) 845 25
Tactile Systems Technology (1) 1,504 24
Tela Bio (1) 1,051 6
TransMedics Group (1)(2) 2,002 148
Treace Medical Concepts (1) 2,879 38
UFP Technologies (1) 449 113
Utah Medical Products  223 16
Varex Imaging (1) 2,493 45
Vicarious Surgical (1)(2) 7,374 2
Zimvie (1) 1,650 27
Zynex (1)(2) 1,133 14
4,419
Health Care Providers & Services 2.5%
23andMe Holding, Class A (1)(2) 18,862 10
Accolade (1) 4,414 46
AdaptHealth (1) 6,151 71
Addus HomeCare (1) 992 103
Agiliti (1) 1,903 19
AirSculpt Technologies (1) 759 5
Alignment Healthcare (1) 5,316 26
AMN Healthcare Services (1) 2,444 153
Astrana Health (1) 2,755 116
Aveanna Healthcare Holdings (1) 3,325 8
BrightSpring Health Services (1) 3,404 37
Brookdale Senior Living (1) 11,823 78
CareMax (1) 149 1
Castle Biosciences (1) 1,585 35
Community Health Systems (1) 8,050 28
CorVel (1) 557 147
Cross Country Healthcare (1) 2,147 40
DocGo (1) 5,145 21
Enhabit (1) 3,153 37

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ensign Group  3,466 431
Fulgent Genetics (1) 1,279 28
Guardant Health (1) 7,130 147
HealthEquity (1) 5,406 441
Hims & Hers Health (1) 7,842 121
InfuSystem Holdings (1) 1,197 10
Innovage Holding (1) 1,322 6
Joint (1) 918 12
LifeStance Health Group (1)(2) 6,883 42
ModivCare (1) 815 19
Nano-X Imaging (1)(2) 3,029 30
National HealthCare  791 75
National Research  896 36
NeoGenomics (1) 8,043 126
OPKO Health (1)(2) 25,810 31
Option Care Health (1) 10,656 357
Owens & Minor (1) 4,689 130
P3 Health Partners (1) 1,963 2
Patterson  5,275 146
Pediatrix Medical Group (1) 5,383 54
Pennant Group (1) 1,787 35
PetIQ (1) 1,707 31
Privia Health Group (1) 7,109 139
Progyny (1) 5,085 194
Quipt Home Medical (1) 2,664 12
RadNet (1) 3,855 188
Select Medical Holdings  6,606 199
Surgery Partners (1) 4,773 142
U.S. Physical Therapy  939 106
Viemed Healthcare (1) 2,148 20
4,291
Health Care Technology 0.4%
American Well, Class A (1) 15,169 12
Definitive Healthcare (1) 2,983 24
Evolent Health, Class A (1) 7,181 236
Health Catalyst (1) 3,645 27
HealthStream  1,499 40
Multiplan (1)(2) 24,691 20
OptimizeRx (1) 997 12
Phreesia (1) 3,345 80
Schrodinger (1) 3,452 93
Sharecare (1) 18,877 15
Simulations Plus  986 41
TruBridge (1) 870 8
608

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies (1) 7,266 23
Akoya Biosciences (1)(2) 1,594 7
BioLife Solutions (1) 2,257 42
Codexis (1) 4,265 15
CryoPort (1) 2,706 48
Cytek Biosciences (1) 7,696 52
Harvard Bioscience (1) 2,632 11
MaxCyte (1) 5,591 23
Mesa Laboratories  321 35
Nautilus Biotechnology (1) 3,273 10
Omniab (1) 5,813 32
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1) 15,991 60
Quanterix (1) 2,262 53
Quantum-Si (1)(2) 6,502 13
Seer (1) 3,435 7
431
Pharmaceuticals 1.6%
Aclaris Therapeutics (1) 4,942 6
Amneal Pharmaceuticals (1) 7,672 46
Amphastar Pharmaceuticals (1) 2,384 105
Amylyx Pharmaceuticals (1) 3,078 9
ANI Pharmaceuticals (1) 933 65
Arvinas (1) 3,191 132
Assertio Holdings (1)(2) 6,032 6
Atea Pharmaceuticals (1) 4,920 20
Axsome Therapeutics (1) 2,266 181
Biote, Class A (1) 934 5
Bright Green (1)(2) 2,960 1
Cara Therapeutics (1) 2,330 2
Cassava Sciences (1)(2) 2,555 52
Cassava Sciences, Warrants, 11/15/24 (1) 920 4
Citius Pharmaceuticals (1)(2) 8,153 7
Collegium Pharmaceutical (1) 2,063 80
Corcept Therapeutics (1) 5,162 130
CorMedix (1)(2) 3,438 15
Edgewise Therapeutics (1) 3,658 67
Enliven Therapeutics (1)(2) 1,501 26
Evolus (1)(2) 2,631 37
Eyenovia (1)(2) 2,171 2
EyePoint Pharmaceuticals (1) 2,369 49
Harmony Biosciences Holdings (1) 2,045 69
Harrow (1)(2) 1,944 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ikena Oncology (1) 1,439 2
Innoviva (1) 3,705 56
Intra-Cellular Therapies (1) 5,952 412
Ligand Pharmaceuticals (1) 1,068 78
Liquidia (1)(2) 3,198 47
Longboard Pharmaceuticals (1) 1,590 34
Marinus Pharmaceuticals (1) 3,491 32
Neumora Therapeutics (1)(2) 959 13
NGM Biopharmaceuticals (1) 2,953 5
Nuvation Bio (1) 9,347 34
Ocular Therapeutix (1) 7,331 67
Omeros (1)(2) 3,845 13
Optinose (1) 4,747 7
Pacira BioSciences (1) 2,886 84
Phathom Pharmaceuticals (1)(2) 2,123 23
Phibro Animal Health, Class A  1,291 17
Pliant Therapeutics (1) 3,628 54
Prestige Consumer Healthcare (1) 3,171 230
Revance Therapeutics (1) 5,580 27
Scilex Holding (1) 2,710 4
scPharmaceuticals (1)(2) 1,881 9
SIGA Technologies  3,016 26
Supernus Pharmaceuticals (1) 3,111 106
Taro Pharmaceutical Industries (1) 507 21
Tarsus Pharmaceuticals (1) 1,848 67
Terns Pharmaceuticals (1) 2,751 18
Theravance Biopharma (1)(2) 3,141 28
Third Harmonic Bio (1) 1,177 11
Trevi Therapeutics (1) 2,746 9
Ventyx Biosciences (1) 2,994 16
Verrica Pharmaceuticals (1)(2) 1,287 8
WaVe Life Sciences (1) 4,690 29
Xeris Biopharma Holdings (1) 8,544 19
Zevra Therapeutics (1) 2,235 13
2,761
Total Health Care 25,971
INDUSTRIALS & BUSINESS SERVICES 17.4%
Aerospace & Defense 0.9%
AAR (1) 2,136 128
AeroVironment (1) 1,716 263
AerSale (1) 2,170 16
Archer Aviation, Class A (1)(2) 9,863 45
Astronics (1) 1,768 34
Cadre Holdings  1,225 44
Ducommun (1) 852 44

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eve Holding (1) 1,120 6
Kaman  1,777 81
Kratos Defense & Security Solutions (1) 9,227 170
Leonardo DRS (1) 4,352 96
Moog, Class A  1,831 292
National Presto Industries  329 28
Park Aerospace  1,194 20
Redwire (1)(2) 392 2
Rocket Lab USA (1)(2) 17,949 74
Terran Orbital (1)(2) 6,744 9
Triumph Group (1) 4,091 61
V2X (1) 735 34
Virgin Galactic Holdings (1) 22,755 34
1,481
Air Freight & Logistics 0.2%
Air Transport Services Group (1) 3,251 45
Forward Air  1,666 52
Hub Group, Class A  4,028 174
Radiant Logistics (1) 2,263 12
283
Building Products 2.0%
AAON  4,308 380
American Woodmark (1) 1,013 103
Apogee Enterprises  1,402 83
AZZ  1,567 121
CSW Industrials  982 230
Gibraltar Industries (1) 1,960 158
Griffon  2,503 184
Insteel Industries  1,184 45
Janus International Group (1) 5,385 82
JELD-WEN Holding (1) 5,377 114
Masonite International (1) 1,393 183
Masterbrand (1) 8,082 151
Quanex Building Products  2,093 80
Resideo Technologies (1) 9,330 209
Simpson Manufacturing  2,726 559
UFP Industries  3,817 470
Zurn Elkay Water Solutions  9,413 315
3,467
Commercial Services & Supplies 1.6%
ABM Industries  4,007 179
ACCO Brands  5,767 32
ACV Auctions, Class A (1) 8,025 151
Aris Water Solution, Class A  1,891 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BrightView Holdings (1) 2,643 31
Brink's  2,846 263
Casella Waste Systems, Class A (1) 3,591 355
CECO Environmental (1) 1,925 44
Cimpress (1) 1,137 101
CompX International  107 4
CoreCivic (1) 7,181 112
Deluxe  2,766 57
Ennis  1,591 33
Enviri (1) 5,051 46
GEO Group (1)(2) 7,634 108
Healthcare Services Group (1) 4,798 60
HNI  2,917 132
Interface  3,642 61
LanzaTech Global (1)(2) 1,410 4
Li-Cycle Holdings (1)(2) 9,242 10
Liquidity Services (1) 1,424 26
Matthews International, Class A  1,888 59
MillerKnoll  4,661 115
Montrose Environmental Group (1) 1,788 70
NL Industries  586 4
OPENLANE (1) 6,745 117
Performant Financial (1) 4,433 13
Pitney Bowes  10,953 47
Quad/Graphics  1,871 10
SP Plus (1) 1,241 65
Steelcase, Class A  5,876 77
UniFirst  947 164
Viad (1) 1,315 52
VSE  830 66
2,695
Construction & Engineering 1.9%
Ameresco, Class A (1) 2,003 48
API Group (1) 13,291 522
Arcosa  3,088 265
Argan  790 40
Bowman Consulting Group (1)(2) 690 24
Comfort Systems USA  2,248 714
Concrete Pumping Holdings (1) 1,543 12
Construction Partners, Class A (1) 2,715 153
Dycom Industries (1) 1,825 262
Fluor (1) 9,069 383
Granite Construction  2,828 162
Great Lakes Dredge & Dock (1) 3,541 31
IES Holdings (1) 521 63

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INNOVATE (1) 3,402 2
Limbach Holdings (1) 583 24
MYR Group (1) 1,045 185
Northwest Pipe (1) 630 22
Primoris Services  3,353 143
Southland Holdings (1) 184 1
Sterling Infrastructure (1) 1,903 210
Tutor Perini (1) 2,705 39
3,305
Electrical Equipment 1.4%
Allient  827 30
Amprius Technologies (1)(2) 263 1
Array Technologies (1) 9,567 143
Atkore  2,367 451
Babcock & Wilcox Enterprises (1) 3,955 4
Blink Charging (1)(2) 3,645 11
Bloom Energy, Class A (1)(2) 12,167 137
Dragonfly Energy Holdings (1) 1,778 1
Encore Wire  958 252
Energy Vault Holdings (1)(2) 6,837 12
EnerSys  2,599 245
Enovix (1)(2) 8,794 70
Eos Energy Enterprises (1)(2) 9,989 10
ESS Tech (1)(2) 6,160 4
Fluence Energy (1)(2) 3,726 65
FTC Solar (1)(2) 3,249 2
FuelCell Energy (1)(2) 28,441 34
GrafTech International  12,427 17
LSI Industries  1,791 27
NEXTracker, Class A (1) 7,995 450
NuScale Power (1) 3,456 18
Powell Industries  593 84
Preformed Line Products  154 20
SES AI (1)(2) 7,944 13
Shoals Technologies Group, Class A (1) 10,831 121
SKYX Platforms (1)(2) 3,928 5
Stem (1)(2) 9,166 20
SunPower (1)(2) 5,629 17
Thermon Group Holdings (1) 2,111 69
TPI Composites (1)(2) 2,641 8
Vicor (1) 1,409 54
2,395
Ground Transportation 0.4%
ArcBest  1,517 216
Covenant Logistics Group  533 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Daseke (1) 2,921 24
FTAI Infrastructure  6,303 40
Heartland Express  2,985 36
Marten Transport  3,686 68
PAM Transportation Services (1) 432 7
RXO (1) 7,340 160
Universal Logistics Holdings  435 16
Werner Enterprises  3,999 156
748
Industrial Conglomerates 0.0%
Brookfield Business, Class A  1,644 40
40
Machinery 3.7%
374Water (1) 4,150 5
3D Systems (1) 8,194 36
Alamo Group  643 147
Albany International, Class A  1,990 186
Astec Industries  1,444 63
Atmus Filtration Technologies (1) 5,346 172
Barnes Group  3,093 115
Blue Bird (1) 1,775 68
Chart Industries (1) 2,732 450
Columbus McKinnon  1,790 80
Commercial Vehicle Group (1) 2,104 14
Desktop Metal, Class A (1)(2) 18,428 16
Douglas Dynamics  1,406 34
Energy Recovery (1) 3,540 56
Enerpac Tool Group  3,448 123
Enpro  1,335 225
ESCO Technologies  1,629 174
Federal Signal  3,813 324
Franklin Electric  2,939 314
Gencor Industries (1) 656 11
Gorman-Rupp  1,455 58
Greenbrier  1,935 101
Helios Technologies  2,103 94
Hillenbrand  4,464 224
Hillman Solutions (1) 12,332 131
Hyliion Holdings (1) 9,474 17
Hyster-Yale Materials Handling  713 46
John Bean Technologies  2,030 213
Kadant  745 244
Kennametal  5,036 126
Lindsay  701 82
Luxfer Holdings  1,687 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Manitowoc (1) 2,177 31
Mayville Engineering (1) 701 10
Microvast Holdings (1)(2) 14,411 12
Miller Industries  708 35
Mueller Industries  7,127 384
Mueller Water Products, Class A  9,803 158
Nikola (1) 47,152 49
Omega Flex  210 15
Park-Ohio Holdings  553 15
Proto Labs (1) 1,638 59
REV Group  1,968 43
Shyft Group  2,164 27
SPX Technologies (1) 2,807 346
Standex International  745 136
Tennant  1,169 142
Terex  4,232 273
Titan International (1) 3,259 41
Trinity Industries  5,128 143
Velo3D (1) 6,501 3
Wabash National  2,920 87
Watts Water Technologies, Class A  1,739 370
6,345
Marine Transportation 0.3%
Costamare  2,944 33
Eagle Bulk Shipping (2) 590 37
Genco Shipping & Trading  2,674 54
Golden Ocean Group  7,774 101
Himalaya Shipping  1,956 15
Matson  2,197 247
Pangaea Logistics Solutions  2,295 16
Safe Bulkers  4,249 21
524
Passenger Airlines 0.4%
Allegiant Travel  1,003 76
Blade Air Mobility (1) 3,654 10
Frontier Group Holdings (1)(2) 2,472 20
Hawaiian Holdings (1) 3,175 42
JetBlue Airways (1) 21,229 158
Joby Aviation (1)(2) 17,664 95
SkyWest (1) 2,594 179
Spirit Airlines (2) 6,829 33
Sun Country Airlines Holdings (1) 2,727 41
654

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 2.5%
Alight, Class A (1) 26,371 260
ASGN (1) 2,934 307
Asure Software (1) 1,410 11
Barrett Business Services  417 53
BlackSky Technology (1)(2) 7,134 10
CBIZ (1) 3,052 240
Conduent (1) 10,963 37
CRA International  432 65
CSG Systems International  1,870 96
ExlService Holdings (1) 10,285 327
Exponent  3,224 267
First Advantage  3,434 56
FiscalNote Holdings (1)(2) 3,954 5
Forrester Research (1) 773 17
Franklin Covey (1) 743 29
Heidrick & Struggles International  1,243 42
HireQuest  364 5
HireRight Holdings (1) 895 13
Huron Consulting Group (1) 1,174 113
IBEX (1) 669 10
ICF International  1,194 180
Innodata (1)(2) 1,634 11
Insperity  2,264 248
Kelly Services, Class A  2,002 50
Kforce  1,185 84
Korn Ferry  3,323 218
Legalzoom.com (1) 8,470 113
Maximus  3,868 324
Mistras Group (1) 1,276 12
NV5 Global (1) 881 86
Parsons (1) 2,628 218
Planet Labs PBC (1) 11,338 29
Resources Connection  2,072 27
Skillsoft (1) 304 3
Sterling Check (1) 1,958 31
TriNet Group  2,037 270
TrueBlue (1) 1,946 24
TTEC Holdings  1,156 12
Upwork (1) 7,898 97
Verra Mobility (1) 8,715 218
Willdan Group (1) 789 23
4,241
Trading Companies & Distributors 2.1%
Alta Equipment Group  1,420 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Applied Industrial Technologies  2,453 485
Beacon Roofing Supply (1) 4,021 394
BlueLinx Holdings (1) 538 70
Boise Cascade  2,526 387
Custom Truck One Source (1) 3,647 21
Distribution Solutions Group (1) 643 23
DNOW (1) 6,749 103
DXP Enterprises (1) 838 45
EVI Industries  423 11
FTAI Aviation  6,328 426
GATX  2,260 303
Global Industrial  835 37
GMS (1) 2,551 248
H&E Equipment Services  2,030 130
Herc Holdings  1,799 303
Hudson Technologies (1) 2,756 30
Karat Packaging  420 12
McGrath RentCorp  1,573 194
MRC Global (1) 5,299 67
Rush Enterprises, Class A  3,856 206
Rush Enterprises, Class B  581 31
Titan Machinery (1) 1,284 32
Transcat (1) 520 58
Willis Lease Finance (1) 179 9
Xometry, Class A (1) 2,162 37
3,680
Total Industrials & Business Services 29,858
INFORMATION TECHNOLOGY 14.7%
Communications Equipment 0.5%
ADTRAN Holdings  4,985 27
Aviat Networks (1) 728 28
Calix (1) 3,724 124
Cambium Networks (1) 645 3
Clearfield (1)(2) 825 26
CommScope Holding (1) 13,437 18
Comtech Telecommunications (1) 1,829 6
Digi International (1) 2,259 72
DZS (1) 992 1
Extreme Networks (1) 7,998 92
Harmonic (1) 6,980 94
Infinera (1)(2) 12,665 76
KVH Industries (1) 1,253 6
NETGEAR (1) 1,847 29
NetScout Systems (1) 4,323 94
Ribbon Communications (1) 5,817 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Viavi Solutions (1) 13,974 127
842
Electronic Equipment, Instruments & Components 2.6%
908 Devices (1) 1,445 11
Advanced Energy Industries  2,396 244
Aeva Technologies (1)(2) 1,000 4
Akoustis Technologies (1)(2) 6,561 4
Arlo Technologies (1) 5,678 72
Badger Meter  1,872 303
Bel Fuse, Class B  667 40
Belden  2,653 246
Benchmark Electronics  2,245 67
Climb Global Solutions  263 19
CTS  1,964 92
Daktronics (1) 2,438 24
ePlus (1) 1,678 132
Evolv Technologies Holdings (1) 7,290 32
Fabrinet (1) 2,340 442
FARO Technologies (1) 1,188 25
Insight Enterprises (1) 1,789 332
Iteris (1) 2,763 14
Itron (1) 2,900 268
Kimball Electronics (1) 1,528 33
Knowles (1) 5,694 92
Lightwave Logic (1)(2) 7,306 34
Luna Innovations (1) 2,131 7
Methode Electronics  2,153 26
MicroVision (1)(2) 12,202 22
Mirion Technologies (1) 12,653 144
Napco Security Technologies  2,096 84
nLight (1) 2,852 37
Novanta (1) 2,276 398
OSI Systems (1) 1,034 148
PAR Technology (1) 1,728 78
PC Connection  740 49
Plexus (1) 1,760 167
Presto Automation (1)(2) 156 —
Richardson Electronics  755 7
Rogers (1) 1,093 130
Sanmina (1) 3,510 218
ScanSource (1) 1,568 69
SmartRent (1) 11,972 32
TTM Technologies (1) 6,439 101
Vishay Intertechnology  8,144 185
Vishay Precision Group (1) 791 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vuzix (1)(2) 3,967 5
4,465
IT Services 0.4%
Applied Digital (1)(2) 5,586 24
BigBear.ai Holdings (1)(2) 3,399 7
BigCommerce Holdings, Series 1 (1) 4,375 30
Brightcove (1) 2,920 6
Couchbase (1) 2,255 59
DigitalOcean Holdings (1) 3,868 148
Fastly, Class A (1) 7,749 100
Grid Dynamics Holdings (1) 3,583 44
Hackett Group  1,557 38
Information Services Group  2,132 9
Perficient (1) 2,167 122
Rackspace Technology (1)(2) 4,030 6
Squarespace, Class A (1) 3,596 131
Thoughtworks Holding (1) 5,969 15
Tucows, Class A (1)(2) 604 11
Unisys (1) 4,077 20
770
Semiconductors & Semiconductor Equipment 2.9%
ACM Research, Class A (1) 3,100 90
Aehr Test Systems (1)(2) 1,727 21
Alpha & Omega Semiconductor (1) 1,447 32
Ambarella (1) 2,434 124
Amkor Technology  7,168 231
Atomera (1)(2) 1,429 9
Axcelis Technologies (1) 2,076 232
CEVA (1) 1,476 34
Cohu (1) 2,959 99
Credo Technology Group Holding (1) 7,866 167
Diodes (1) 2,879 203
FormFactor (1) 4,915 224
Ichor Holdings (1) 1,832 71
Impinj (1)(2) 1,487 191
indie Semiconductor, Class A (1)(2) 9,560 68
inTEST (1) 730 10
Kulicke & Soffa Industries  3,556 179
MACOM Technology Solutions Holdings (1) 3,523 337
Maxeon Solar Technologies (1)(2) 2,170 7
MaxLinear (1) 4,821 90
Navitas Semiconductor (1) 7,214 34
NVE  298 27
Onto Innovation (1) 3,110 563
PDF Solutions (1) 1,964 66

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Photronics (1) 3,856 109
Power Integrations  3,616 259
Rambus (1) 6,846 423
Semtech (1) 4,052 111
Silicon Laboratories (1) 2,021 290
SiTime (1) 1,121 104
SkyWater Technology (1) 1,178 12
SMART Global Holdings (1) 3,272 86
Synaptics (1) 2,512 245
Transphorm (1)(2) 1,834 9
Ultra Clean Holdings (1) 2,809 129
Veeco Instruments (1) 3,211 113
4,999
Software 6.2%
8x8 (1) 7,907 21
A10 Networks  4,460 61
ACI Worldwide (1) 6,909 229
Adeia  6,787 74
Agilysys (1) 1,282 108
Alarm.com Holdings (1) 3,052 221
Alkami Technology (1) 2,576 63
Altair Engineering, Class A (1) 3,476 299
American Software, Class A  2,069 24
Amplitude, Class A (1) 4,369 48
Appfolio, Class A (1) 1,222 302
Appian, Class A (1) 2,600 104
Asana, Class A (1)(2) 5,262 82
Aurora Innovation (1)(2) 22,686 64
AvePoint (1) 9,419 75
Bit Digital (1) 5,865 17
Blackbaud (1) 2,776 206
BlackLine (1) 3,626 234
Box, Class A (1) 8,974 254
Braze, Class A (1) 3,384 150
C3.ai, Class A (1)(2) 5,297 143
Cerence (1) 2,632 41
Cipher Mining (1) 2,818 15
Cleanspark (1) 12,306 261
CommVault Systems (1) 2,805 285
Consensus Cloud Solutions (1) 1,250 20
CoreCard (1)(2) 486 5
CS Disco (1) 1,495 12
CXApp (1)(2) 95 —
Daily Journal (1) 89 32
Digimarc (1)(2) 888 24

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Digital Turbine (1) 6,217 16
Domo, Class B (1) 2,077 19
E2open Parent Holdings (1) 10,936 49
eGain (1) 1,280 8
Enfusion, Class A (1)(2) 2,531 23
Envestnet (1) 3,186 184
Everbridge (1) 2,619 91
EverCommerce (1) 1,508 14
Expensify, Class A (1)(2) 3,155 6
Freshworks, Class A (1) 10,300 188
Instructure Holdings (1) 1,247 27
Intapp (1) 2,526 87
InterDigital  1,641 175
Jamf Holding (1) 4,483 82
Kaltura (1) 5,271 7
LivePerson (1)(2) 4,712 5
LiveRamp Holdings (1) 4,078 141
Marathon Digital Holdings (1) 14,233 321
Matterport (1) 16,533 37
MeridianLink (1) 1,639 31
MicroStrategy, Class A (1)(2) 942 1,606
Mitek Systems (1) 2,739 39
Model N (1) 2,450 70
N-Able (1) 4,440 58
NextNav (1)(2) 3,609 24
Olo, Class A (1) 6,437 35
ON24  1,858 13
OneSpan (1) 2,562 30
PagerDuty (1) 5,636 128
PowerSchool Holdings, Class A (1) 3,591 76
Progress Software  2,790 149
PROS Holdings (1)(2) 2,831 103
Q2 Holdings (1) 3,618 190
Qualys (1) 2,364 394
Rapid7 (1) 3,880 190
Red Violet (1) 720 14
Rimini Street (1) 3,240 11
Riot Platforms (1) 12,515 153
Sapiens International  1,950 63
SEMrush Holdings, Class A (1) 2,029 27
SolarWinds (1) 3,215 41
SoundHound AI, Class A (1)(2) 8,708 51
SoundThinking (1) 643 10
Sprinklr, Class A (1) 6,692 82
Sprout Social, Class A (1)(2) 3,093 185
SPS Commerce (1) 2,332 431

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tenable Holdings (1) 7,398 366
Terawulf (1) 9,905 26
Varonis Systems (1) 6,913 326
Verint Systems (1) 3,866 128
Veritone (1) 1,785 9
Viant Technology, Class A (1) 903 10
Weave Communications (1) 2,122 24
Workiva (1) 3,163 268
Xperi (1) 2,780 34
Yext (1) 6,695 40
Zeta Global Holdings, Class A (1) 8,900 97
Zuora, Class A (1) 8,600 78
10,564
Technology Hardware, Storage & Peripherals 2.1%
CompoSecure, Class A (1)(2) 1,109 8
Corsair Gaming (1) 2,359 29
CPI Card Group (1) 287 5
Eastman Kodak (1) 3,562 18
Immersion  1,984 15
Intevac (1) 1,758 7
IonQ (1)(2) 10,357 104
Super Micro Computer (1) 3,231 3,263
Turtle Beach (1) 1,052 18
Xerox Holdings  7,389 132
3,599
Total Information Technology 25,239
MATERIALS 4.5%
Chemicals 1.9%
AdvanSix  1,689 48
American Vanguard  1,718 22
Arcadium Lithium (1) 65,114 281
Aspen Aerogels (1) 3,195 56
Avient  5,758 250
Balchem  2,035 315
Cabot  3,461 319
Core Molding Technologies (1) 440 8
Danimer Scientific (1)(2) 5,766 6
Ecovyst (1) 5,880 66
Hawkins  1,227 94
HB Fuller  3,444 275
Ingevity (1) 2,309 110
Innospec  1,590 205
Intrepid Potash (1) 643 13
Koppers Holdings  1,280 71

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kronos Worldwide  1,377 16
LSB Industries (1) 3,431 30
Mativ Holdings  3,407 64
Minerals Technologies  2,087 157
Origin Materials (1) 6,532 3
Orion  3,511 83
Perimeter Solutions (1) 9,495 70
PureCycle Technologies (1)(2) 7,521 47
Quaker Chemical  890 183
Rayonier Advanced Materials (1) 3,872 19
Sensient Technologies  2,695 187
Stepan  1,345 121
Trinseo  2,274 9
Tronox Holdings  7,395 128
Valhi (2) 173 3
3,259
Construction Materials 0.4%
Knife River (1) 3,601 292
Summit Materials, Class A (1) 7,597 339
United States Lime & Minerals  128 38
669
Containers & Packaging 0.3%
Greif, Class A  1,542 106
Greif, Class B  340 24
Myers Industries  2,339 54
O-I Glass (1) 9,813 163
Pactiv Evergreen  2,497 36
Ranpak Holdings (1) 2,766 22
TriMas  2,633 70
475
Metals & Mining 1.8%
5E Advanced Materials (1)(2) 1,895 2
Alpha Metallurgical Resources  736 244
Arch Resources  1,145 184
ATI (1) 8,199 420
Caledonia Mining  1,097 12
Carpenter Technology  3,117 223
Century Aluminum (1) 3,282 50
Coeur Mining (1) 22,755 86
Commercial Metals  7,447 438
Compass Minerals International  2,128 33
Constellium (1) 8,253 182
Contango ORE (1) 488 10
Dakota Gold (1) 4,056 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haynes International  806 48
Hecla Mining  39,158 188
i-80 Gold (1)(2) 12,081 16
Ivanhoe Electric (1) 4,077 40
Kaiser Aluminum  1,012 90
Materion  1,306 172
Metallus (1) 2,697 60
NioCorp Developments (1) 95 —
Novagold Resources (1) 15,186 46
Olympic Steel  616 44
Perpetua Resources (1) 2,437 10
Piedmont Lithium (1)(2) 1,086 14
Radius Recycling  1,636 35
Ramaco Resources, Class A  1,425 24
Ramaco Resources, Class B  240 3
Ryerson Holding  1,786 60
SunCoke Energy  5,307 60
Tredegar  1,629 11
Warrior Met Coal  3,288 200
Worthington Steel  1,955 70
3,085
Paper & Forest Products 0.1%
Clearwater Paper (1) 1,040 45
Glatfelter (1) 2,961 6
Sylvamo  2,261 140
191
Total Materials 7,679
REAL ESTATE 5.6%
Diversified Real Estate Investment Trusts 0.5%
Alexander & Baldwin, REIT  4,601 76
Alpine Income Property Trust, REIT  821 12
American Assets Trust, REIT  3,098 68
Armada Hoffler Properties, REIT  4,364 45
Broadstone Net Lease, REIT  11,954 187
CTO Realty Growth, REIT  1,415 24
Empire State Realty Trust, Class A, REIT  8,376 85
Essential Properties Realty Trust, REIT  9,929 265
Gladstone Commercial, REIT  2,535 35
Global Net Lease, REIT  12,337 96
NexPoint Diversified Real Estate Trust, REIT (2) 2,064 14
One Liberty Properties, REIT  1,021 23
930
Health Care Real Estate Investment Trusts 0.5%
CareTrust REIT, REIT  7,587 185

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Community Healthcare Trust, REIT  1,730 46
Diversified Healthcare Trust, REIT  14,847 36
Global Medical REIT, REIT  3,803 33
LTC Properties, REIT  2,601 85
National Health Investors, REIT  2,676 168
Sabra Health Care REIT, REIT  14,745 218
Universal Health Realty Income Trust, REIT  822 30
801
Hotel & Resort Real Estate Investment Trusts 0.8%
Apple Hospitality REIT, REIT  13,734 225
Braemar Hotels & Resorts, REIT  4,015 8
Chatham Lodging Trust, REIT  3,012 30
DiamondRock Hospitality, REIT  13,283 128
Pebblebrook Hotel Trust, REIT (2) 7,510 116
RLJ Lodging Trust, REIT  9,685 114
Ryman Hospitality Properties, REIT  3,709 429
Service Properties Trust, REIT  10,465 71
Summit Hotel Properties, REIT  6,710 44
Sunstone Hotel Investors, REIT  12,984 145
Xenia Hotels & Resorts, REIT  6,759 101
1,411
Industrial Real Estate Investment Trusts 0.5%
Innovative Industrial Properties, REIT  1,776 184
LXP Industrial Trust, REIT  18,573 168
Plymouth Industrial REIT, REIT  2,897 65
Terreno Realty, REIT  5,363 356
773
Office Real Estate Investment Trusts 0.7%
Brandywine Realty Trust, REIT  10,998 53
City Office REIT, REIT  2,414 13
COPT Defense Properties, REIT  7,225 175
Douglas Emmett, REIT  10,187 141
Easterly Government Properties, REIT  6,082 70
Equity Commonwealth, REIT (1) 6,448 122
Hudson Pacific Properties, REIT  8,773 57
JBG SMITH Properties, REIT  5,928 95
Office Properties Income Trust, REIT (2) 2,902 6
Orion Office REIT, REIT  3,576 12
Paramount Group, REIT  11,752 55
Peakstone Realty Trust, REIT (2) 2,274 37
Piedmont Office Realty Trust, Class A, REIT  7,905 55
Postal Realty Trust, Class A, REIT  1,311 19
SL Green Realty, REIT  4,127 227
1,137

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.7%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 6,708 42
Compass, Class A (1) 18,070 65
Cushman & Wakefield (1) 10,490 110
DigitalBridge Group (2) 10,286 198
Douglas Elliman  4,966 8
eXp World Holdings (2) 4,531 47
Forestar Group (1) 1,153 46
FRP Holdings (1) 422 26
Kennedy-Wilson Holdings  7,599 65
Marcus & Millichap  1,508 52
Maui Land & Pineapple (1) 466 10
Newmark Group, Class A  8,596 95
Opendoor Technologies (1) 35,788 108
RE/MAX Holdings, Class A  1,141 10
Redfin (1) 7,031 47
RMR Group, Class A  985 24
St. Joe  2,175 126
Star Holdings (1) 776 10
Stratus Properties (1) 369 8
Tejon Ranch (1) 1,315 20
Transcontinental Realty Investors (1) 92 4
1,122
Residential Real Estate Investment Trusts 0.4%
Apartment Investment & Management, Class A, REIT (1) 6,996 57
BRT Apartments, REIT  726 12
Centerspace, REIT  961 55
Clipper Realty, REIT  737 4
Elme Communities, REIT  5,575 78
Independence Realty Trust, REIT  14,370 232
NexPoint Residential Trust, REIT  1,407 45
UMH Properties, REIT  3,864 63
Veris Residential, REIT  5,018 76
622
Retail Real Estate Investment Trusts 1.1%
Acadia Realty Trust, REIT  6,363 108
Alexander's, REIT  135 29
CBL & Associates Properties, REIT (2) 1,676 38
Getty Realty, REIT  3,027 83
InvenTrust Properties, REIT  4,294 110
Kite Realty Group Trust, REIT  13,854 300
Macerich, REIT  13,763 237
NETSTREIT, REIT (2) 4,387 81

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Phillips Edison, REIT  7,645 274
Retail Opportunity Investments, REIT  7,800 100
Saul Centers, REIT  764 30
SITE Centers, REIT  12,210 179
Tanger, REIT  6,619 196
Urban Edge Properties, REIT  7,257 125
Whitestone REIT, REIT  3,097 39
1,929
Specialized Real Estate Investment Trusts 0.4%
Farmland Partners, REIT (2) 2,851 32
Four Corners Property Trust, REIT  5,715 140
Gladstone Land, REIT  2,097 28
Outfront Media, REIT  9,321 156
PotlatchDeltic, REIT  5,038 237
Safehold, REIT  3,088 64
Uniti Group, REIT  15,097 89
746
Total Real Estate 9,471
TRUSTS & FUNDS 0.3%
Trusts & Mutual Funds 0.3%
iShares Russell 2000 ETF (2) 2,088 439
Total Trusts & Funds 439
UTILITIES 2.6%
Electric Utilities 0.7%
ALLETE  3,682 219
Genie Energy, Class B  1,241 19
MGE Energy  2,321 183
Otter Tail  2,624 227
PNM Resources  5,450 205
Portland General Electric  6,471 272
1,125
Gas Utilities 0.9%
Brookfield Infrastructure, Class A  7,630 275
Chesapeake Utilities  1,385 149
New Jersey Resources  6,187 265
Northwest Natural Holding  2,328 87
ONE Gas  3,515 227
RGC Resources  497 10
Southwest Gas Holdings  3,953 301
Spire  3,327 204
1,518
Independent Power & Renewable Electricity Producers 0.2%
Altus Power (1)(2) 4,087 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Montauk Renewables (1) 4,269 18
Ormat Technologies  3,443 228
Sunnova Energy International (1)(2) 6,916 42
308
Multi-Utilities 0.4%
Avista  4,911 172
Black Hills  4,333 236
Northwestern Energy Group  3,919 200
Unitil  1,013 53
661
Water Utilities 0.4%
American States Water  2,357 170
Artesian Resources, Class A  559 21
Cadiz (1) 2,490 7
California Water Service Group  3,704 172
Consolidated Water  941 28
Global Water Resources  743 10
Middlesex Water  1,112 58
Pure Cycle (1) 1,344 13
SJW Group  2,016 114
York Water  889 32
625
Total Utilities 4,237
Total Common Stocks (Cost $161,081) 169,763
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 1,184,314 1,184
1,184
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.24%, 5/9/24 (6) 115,000 115
115
Total Short-Term Investments (Cost $1,299) 1,299

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 5.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.5%
Money Market Funds 5.5%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 9,339,316 9,339
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,339
Total Securities Lending Collateral (Cost $9,339) 9,339
Total Investments in Securities 105.5%
(Cost $171,719) $ 180,401
Other Assets Less Liabilities (5.5)% (9,347)
Net Assets 100.0% $ 171,054
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 10 Russell 2000 E-Mini Index contracts 6/24 1,073 $ 23
Net payments (receipts) of variation margin to date (19)
Variation margin receivable (payable) on open futures contracts $ 4

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 13 ++
Totals $ — # $ — $ 13 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 10,815 ¤ ¤ $ 10,523
Total $ 10,523 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,523.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Small-Cap Index Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 169,755 $ 4 $ 4 $ 169,763
Short-Term Investments 1,184 115 — 1,299
Securities Lending Collateral 9,339 — — 9,339
Total Securities 180,278 119 4 180,401
Futures Contracts* 23 — — 23
Total $ 180,301 $ 119 $ 4 $ 180,424
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.